INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2020
INTEREST INCOME
Schedule of interest income

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Interest income from:
Margin financing	211,762	221,648	497,975
Bank deposits	123,775	187,223	208,556
IPO financing	2,921	12,658	184,226
Securities lending	14,300	37,202	73,792
Bridge loan	7,827	6,172	1,078
Total	360,585	464,903	965,627